As filed with the Securities and Exchange Commission on September 14, 2016

Registration Nos. 33-36528;

811-6161

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT
Under
THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 183	☒

REGISTRATION STATEMENT
Under
THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 189	☒

Allianz Funds

(Exact Name of Registrant as Specified in Charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

(888) 852-3922

(Registrant’s telephone number, including area code)

Thomas J. Fuccillo, Esq. c/o Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Name and address of agent for service:

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒                    Immediately upon filing pursuant to paragraph (b)

☐                      On [date] pursuant to paragraph (b)

☐                      60 days after filing pursuant to paragraph (a)(1)

☐                      On [date] pursuant to paragraph (a)(1)

☐                      75 days after filing pursuant to paragraph (a)(2)

☐                      On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐            This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 183 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 182 on Form N-1A filed August 26, 2016.  This PEA No. 183 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 182 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 183 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 14th day of September, 2016.

ALLIANZ FUNDS

By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Name	Capacity	Date

/s/ Thomas J. Fuccillo	President and Chief Executive Officer	September 14, 2016
Thomas J. Fuccillo

Lawrence G. Altadonna*	Treasurer and Principal Financial and	September 14, 2016
Lawrence G. Altadonna	Accounting Officer

Barbara R. Claussen*	Trustee	September 14, 2016
Barbara R. Claussen

Deborah A. DeCotis*	Trustee	September 14, 2016
Deborah A. DeCotis

F. Ford Drummond *	Trustee	September 14, 2016
F. Ford Drummond

A. Douglas Eu*	Trustee	September 14, 2016
A. Douglas Eu

Bradford K. Gallagher*	Trustee	September 14, 2016
Bradford K. Gallagher

James A. Jacobson*	Trustee	September 14, 2016
James A. Jacobson

Hans W. Kertess*	Trustee	September 14, 2016
Hans W. Kertess

James S. MacLeod*	Trustee	September 14, 2016
James S. MacLeod

William B. Ogden, IV*	Trustee	September 14, 2016
William B. Ogden

Alan Rappaport*	Trustee	September 14, 2016
Alan Rappaport

Davey S. Scoon*	Trustee	September 14, 2016
Davey S. Scoon

*By:	/s/ Thomas J. Fuccillo
Thomas J. Fuccillo
Attorney-In-Fact
Date: September 14, 2016

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase